BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Share-based payment	€ 35,800	€ 35,800
Non-cash expense	€ 35,800	€ 35,800